UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2007
Hennessy Cornerstone Growth Fund, Series II (unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 99.74%
Consumer Discretionary - 14.45%
AnnTaylor Stores Corp. (a)	96,700	$3,336,150	1.56%
Casual Male Retail Group, Inc. (a)	376,100	4,693,728	2.20%
Dillard's Inc.	133,300	4,577,522	2.14%
DSW, Inc. (a)	118,600	4,754,674	2.23%
Gentek, Inc. (a)	138,700	5,158,253	2.42%
Gymboree Corp. (a)	120,300	5,207,787	2.44%
Interstate Hotels & Resorts, Inc. (a)	423,300	3,115,488	1.46%
		30,843,602	14.45%
Consumer Staples - 7.55%
Archer-Daniels-Midland Co.	93,800	3,001,600	1.41%
National Beverage Corp. (a)	241,900	3,427,723	1.60%
Wild Oats Markets, Inc. (a)	219,300	3,186,429	1.49%
Wimm-Bill-Dann Foods OJSC - ADR (b)	100,000	6,506,000	3.05%
		16,121,752	7.55%
Energy - 17.06%
Alon USA Energy Inc.	115,500	3,105,795	1.45%
Crosstex Energy, Inc.	127,700	4,186,006	1.96%
FMC Technologies, Inc. (a)	58,100	3,598,133	1.69%
Frontier Oil Corp.	114,800	3,261,468	1.53%
Holly Corp.	79,500	4,188,855	1.96%
Marathon Oil Corp.	44,700	4,038,198	1.89%
Matrix Service Co. (a)	341,200	6,284,904	2.94%
NATCO Group, Inc. (a)	109,700	3,813,172	1.79%
World Fuel Services Corp.	86,100	3,947,685	1.85%
		36,424,216	17.06%
Financials - 7.43%
EMC Insurance Group, Inc.	125,600	4,223,928	1.98%
Harleysville Group, Inc.	120,600	4,100,400	1.92%
Meadowbrook Insurance Group, Inc. (a)	376,100	3,776,044	1.77%
Safety Insurance Group, Inc.	77,100	3,765,564	1.76%
		15,865,936	7.43%
Health Care - 2.12%
AMN Healthcare Services, Inc. (a)	175,100	4,531,588	2.12%
Industrials - 29.62%
Ampco-Pittsburgh Corp.	133,900	3,994,237	1.87%
AMR Corp. (a)	158,100	5,857,605	2.74%
Arkansas Best Corp.	82,400	3,149,328	1.48%
Celadon Group, Inc. (a)	206,500	3,467,135	1.62%
Cenveo, Inc. (a)	217,700	5,089,826	2.38%
Clean Harbors, Inc. (a)	106,100	5,691,204	2.67%
Continental Airlines, Inc. (a)	134,400	5,576,256	2.61%
Cummins, Inc.	34,000	4,575,040	2.14%
Lincoln Electric Holdings, Inc.	66,200	4,022,974	1.89%
Old Dominion Freight Line (a)	112,500	3,125,250	1.46%
PAM Transportation Services (a)	127,700	2,806,846	1.31%
Ryder System, Inc.	71,900	3,921,426	1.84%
Saia, Inc. (a)	143,100	3,813,615	1.79%
Standard Parking Corp. (a)	135,100	5,144,608	2.41%
Universal Truckload Services, Inc. (a)	116,200	3,007,256	1.41%
		63,242,606	29.62%
Information Technology - 8.86%
Belden CDT, Inc.	130,100	5,626,825	2.63%
Cray, Inc. (a)	349,200	4,050,720	1.90%
Gerber Scientific, Inc. (a)	285,500	3,520,215	1.65%
Mentor Graphics Corp. (a)	308,100	5,730,660	2.68%
		18,928,420	8.86%
Materials - 6.85%
AEP Industries, Inc. (a)	103,100	4,807,553	2.25%
Arch Chemicals, Inc.	112,200	3,784,506	1.77%
Chaparral Steel Co.	117,700	6,035,656	2.83%
		14,627,715	6.85%
Telecommunication Services - 1.93%
Qwest Communications International (a)	505,500	4,119,825	1.93%
Utilities - 3.87%
The AES Corp. (a)	197,600	4,108,104	1.93%
OGE Energy Corp.	107,200	4,150,784	1.94%
		8,258,888	3.87%
TOTAL COMMON STOCKS (Cost $190,770,159)		$212,964,548	99.74%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 0.80%
Discount Notes - 0.80%
Federal Home Loan Bank Discount Note
4.8700%, due 02/01/2007	$1,712,000	$1,712,000	0.80%
Total Discount Notes (Cost $1,712,000)		1,712,000	0.80%
Variable Rate Demand Notes# - 0.00%
American Family Financial Services, Inc.
4.9427%	5,308	5,308	0.00%
Total Variable Rate Demand Notes ($5,308)		5,308	0.00%
TOTAL SHORT TERM INVESTMENTS (Cost $1,717,308)		$1,717,308	0.80%
Total Investments (Cost $192,487,467) - 100.54%		$214,681,856	100.54%
Liabilities in Excess of Other Assets - (0.54)%		(1,150,596)	(0.54%)
TOTAL NET ASSETS - 100.00%		$213,531,260	100.00%

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments	$192,487,467
Gross unrealized appreciation	31,819,485
Gross unrealized depreciation	(9,625,096)
Net unrealized appreciation	$22,194,389

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds Trust

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   March 29, 2007

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date   March 29, 2007